UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                             	 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Provident Capital Corp.
Address:		4130 La Jolla Village Drive
			Suite 203
			La Jolla, CA  92037
13F File Number:	028-04927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Robbins Y. Tong
Title:	President
Phone:	858-623-8459

Signature, Place, and Date of Signing:



Robbins Y. Tong, La Jolla, California		Date

Report Type (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:	 0
FORM 13F INFORMATION TABLE ENTRY TOTAL:	 32
FORM 13F INFORMATION TABLE VALUE TOTAL:	$94,721,000

LIST OF OTHER INCLUDED MANAGERS: 	NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 09/30/04

                                                              VALUE    SHARES/   SH/ PUT/ INVSTMT   VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN CALL DSCRETN SOLE   SHARED   NONE
---------------------------------  -------------- ---------- --------  -------  ---- ---- ------- ------ ------ --------

AMGEN INC COM                            COM       31162100     382     6728     SH        SOLE     0      0     6728
APPLERA CORP COM APPLIED BIO             COM       38020103    3885     205900   SH        SOLE     0      0     205900
ARCHER DANIELS MIDLAND                   COM       39483102    3622     213336   SH        SOLE     0      0     213336
BARRICK GOLD CORP COM                    COM       67901108    6900     327933   SH        SOLE     0      0     327933
CENTRAL VT PUB SVC CORP                  COM      155771108     397     19766    SH        SOLE     0      0     19766
CHEVRONTEXACO CORPORATION                COM      166764100     466     8684     SH        SOLE     0      0     8684
CHINA MOBILE HONG KONG LTD ADR           COM      16941M109    3745     244750   SH        SOLE     0      0     244750
COHERENT INC                             COM      192479103    5579     215075   SH        SOLE     0      0     215075
COMPUWARE CORP COM                       COM      205638109     781     151600   SH        SOLE     0      0     151600
CONOCOPHILLIPS COM                       COM      20825C104    8140     98250    SH        SOLE     0      0     98250
CONVERGYS CORP COM                       COM      212485106    3998     297700   SH        SOLE     0      0     297700
DYNEGY INC NEW CL A                      COM      26816Q101     485     97100    SH        SOLE     0      0     97100
EXXON MOBIL CORP COM                     COM      30231G102     246     5086     SH        SOLE     0      0     5086
GEMSTAR-TV GUIDE INTL INC COM            COM      36866W106    3969     702500   SH        SOLE     0      0     702500
GERON CORP COM                           COM      374163103    2493     416210   SH        SOLE     0      0     416210
HUMANA INC                               COM      444859102    8352     418033   SH        SOLE     0      0     418033
IMATION CORP COM                         COM      45245A107     676     19000    SH        SOLE     0      0     19000
INFINEON TECHNOLOGIES AG ADR S           COM      45662N103     222     21700    SH        SOLE     0      0     21700
INGRAM MICRO INC CL A                    COM      457153104    9230     573300   SH        SOLE     0      0     573300
INTERWOVEN INC COM NEW                   COM      46114T508      99     13700    SH        SOLE     0      0     13700
MCKESSON CORPORATION COM                 COM      58155Q103    1531     59700    SH        SOLE     0      0     59700
MILLEA HOLDINGS INC COM                  COM      60032R106    2954     45966    SH        SOLE     0      0     45966
MITSUBISHI TOKYO FINL GROUP SP           COM      606816106    2802     336016   SH        SOLE     0      0     336016
NEWPORT CORP COM                         COM      651824104     193     16800    SH        SOLE     0      0     16800
OLD NATL BANCORP IND COM                 COM      680033107     486     19562    SH        SOLE     0      0     19562
PACIFICARE HLTH SYS INC DEL CO           COM      695112102     609     16600    SH        SOLE     0      0     16600
QIAGEN NV ORD                            COM      N72482107    1311     114488   SH        SOLE     0      0     114488
SABRE HLDGS CORP CL A                    COM      785905100    4840     197300   SH        SOLE     0      0     197300
SCHWAB CHARLES CORP NEW COM              COM      808513105    1169     127200   SH        SOLE     0      0     127200
SEMICONDUCTOR MFG INTL CORP SP           COM      81663N206     147     14900    SH        SOLE     0      0     14900
TIDEWATER INC COM                        COM      886423102    2961     90983    SH        SOLE     0      0     90983
UNOCAL CORP COM                          COM      915289102   12051     280263   SH        SOLE     0      0     280263

LINE COUNT: 32